CASH, CASH EQUIVALENT, AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2018
CASH, CASH EQUIVALENT, AND RESTRICTED CASH
CASH, CASH EQUIVALENT, AND RESTRICTED CASH

NOTE 5 - CASH, CASH EQUIVALENTS, AND RESTRICTED CASH

	12/31/2018	12/31/2017
I - Cash and Cash Equivalents:
Cash and Banks	194,968	422,819
Financial Investments	388,384	369,433
	583,352	792,252

II - Restricted Cash:
Marketing - Itaipu	836,872	2,665
Marketing - PROINFA	553,105	1,162,561
PROCEL	108,782	114,518
Resources of RGR	61,329	50,132
	1,560,088	1,329,876
	2,143,440	2,122,128

I - The financial resources are held at Banco do Brasil S.A., as per the terms of the specific legislation for mixed economy companies under control of the Federal Government, as in Decree Law No. 1,290 of December 3, 1973, with the amendments resulting from Central Bank of Brazil Resolution 4,034 of November 30, 2011.

Financial funds of immediate liquidity are included in extra-market financial investment funds, which are targeted to achieve returns based on the average rate of reference from the Special Settlement and Custody System (SELIC).

The balances considered as cash equivalents are high-liquidity short-term investments that can promptly be converted to a known cash amount, subject to an insignificant risk of change in value and held with the purpose of meeting short-term cash commitments and are destined for the Company’s cash management. No public securities are classified as cash and cash equivalents.

II - Restricted cash - These are resources collected by the respective funds that are used exclusively to uphold the regulatory provisions, and are not available to the Company.